HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-145655	HV-3739 – Group Variable Annuity Contracts [Rescission Product]

Supplement dated March 11, 2011 to your Prospectus

FUND OBJECTIVE CHANGE

JANUS ASPEN WORLDWIDE PORTFOLIO – INSTITUTIONAL SHARES

Effective May 16, 2011, the investment objective for the Janus Aspen Worldwide Portfolio – Institutional Shares is deleted and replaced with:

Seeks long-term growth of capital.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.